REVENUES	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
REVENUES
REVENUES
Brookfield Infrastructure’s revenue arises from the rendering of services by the following operating segments:

US$ MILLIONS	2017	2016	2015
Utilities
Regulated Transmission	$938	$27	$43
Regulated Terminal	301	299	330
Regulated Distribution	546	499	491
Transport
Rail	296	270	316
Ports	681	360	220
Toll Roads	313	262	113
Energy
Transmission & Storage	150	141	105
District Energy	310	257	237
	$3,535	$2,115	$1,855